Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN STRATEGY FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
Nuveen Strategy Aggressive Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Strategy Aggressive Growth Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek a high level of capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 36 of the Fund’s prospectus, ”How to Reduce Your Sales Charge” on page 38 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-72 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except that it does not pay transaction costs for buying and selling shares of the underlying funds. An underlying fund also pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund’s sub-adviser expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the Fund is expected to have a low portfolio turnover rate, the underlying funds may trade securities frequently. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The contingent deferred sales charge (“CDSC”) on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current contractual fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds” which invests primarily in a variety of other mutual funds that are also advised by the Fund’s investment adviser (the “underlying funds”). The Fund seeks to achieve its objective by providing high allocations to various underlying funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on underlying funds that invest primarily in fixed income securities. The Fund may invest in an underlying fund that is an absolute return fund in an effort to enhance the Fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. In addition to investing in the underlying funds, the Fund also may invest in securities that will expose the Fund to the performance of a commodity or commodity index, including, but not limited to, exchange-traded funds (“ETFs”). The Fund may invest up to 10% of its total assets in such securities. The Fund may invest in ETFs (in addition to those providing commodities exposure), closed-end investment companies, and other investment companies not affiliated with the Fund, provided that the Fund invests no more than 10% of its total assets, collectively, in unaffiliated pooled investment vehicles (other than certain money market funds).

The Fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; and options on foreign currencies. The Fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk; to manage the effective maturity or duration of securities in the Fund’s, or underlying fund’s, portfolio; or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The Fund may also use derivatives to gain exposure to non-dollar denominated securities markets. The use of a derivative is speculative if the Fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Fund will limit its direct investments in derivatives such that it will not be subject to regulation as a commodity pool.

The Fund has targets for allocating its assets among the underlying funds and other securities, which are set forth in the following table as a percentage of the Fund’s total assets. The sub-adviser uses these target allocations as general guides in setting the Fund’s actual allocation. Actual allocations may be adjusted within the allocation ranges set forth in the table in order to take advantage of current or expected market conditions, or to manage risk. Normally, the Fund’s allocation to Cash Equivalents (defined as cash, money market funds, U.S. dollar-denominated high-quality money market instruments and other short-term securities) will not exceed the maximum set forth in the table. However, the Fund may temporarily invest without limit in Cash Equivalents in an attempt to respond to adverse market, economic, political, or other conditions. Investing a significant portion of the Fund’s assets in these securities may prevent the Fund from achieving its objective.

	Target Allocation	Allocation Range
Equity Funds	86%	55-100%
Fixed Income Funds	2%	0-45%
Absolute Return Funds	7%	0-20%
Other Securities*	5%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, and other non-money market investment companies not affiliated with the Fund as well as securities that provide the Fund with exposure to the performance of commodities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Additional Expenses—Investing in the underlying funds and in unaffiliated pooled investment vehicles through an investment in the Fund involves additional expenses that would not be present in a direct investment in the underlying funds and unaffiliated investment companies.

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide exposure to those markets therefore also may be highly volatile.

Derivatives Risk—The use of derivatives involves additional risks, such as liquidity, interest rate, counterparty, market, credit and management risks, and transaction costs which could leave the Fund or an underlying fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or a Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by a Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Market Risk—The market values of the Fund’s and the underlying funds’ investments may decline, at times sharply and unpredictably.

Risks Associated with the Underlying Funds—Because the Fund’s assets are invested primarily in shares of the underlying funds, the Fund’s investment performance and risks are directly related to the investment performance and risks of the underlying funds. In summarizing the risks of the underlying funds below, the Fund has organized the discussion into those risks typically associated with underlying funds that invest in equity securities (“Equity Funds”), those risks typically associated with underlying funds that invest in fixed income securities (“Fixed Income Funds”) and those risks generally associated with all of the underlying funds (absolute return funds generally have exposure to equity securities and fixed income securities). Certain underlying funds are subject to additional principal risks, which are described in the Fund’s prospectus.

Equity Funds
Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Fixed Income Funds
Call Risk—If an issuer calls higher-yielding debt instruments held by an underlying fund, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with an underlying fund could default on their obligations.

High Yield Securities Risk—High yield securities are high risk investments that may cause income and principal losses for the Fund and the underlying funds. They generally have greater credit risk, are less liquid, and have more volatile prices than investment grade securities.

Income Risk—An underlying fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of an underlying fund’s portfolio will decline because of rising interest rates. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities.

Political and Economic Risks—The value of an underlying fund that invests primarily in municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

All Underlying Funds
		Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect an underlying fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/MutualFunds/PricingPerformance/Performance.aspx or by calling (800) 257-8787.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MutualFunds/PricingPerformance/Performance.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2011, the Fund’s highest and lowest quarterly returns were 17.32% and -22.04%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	rr_BarChartReasonSelectedClassDifferentFromImmediatelyPrecedingPeriod	The Fund previously showed Annual Total Returns for Class R3. Going forward, the Fund will show Annual Total Returns for Class A because Class A shares now have a ten-year history, and showing Annual Total Returns for Class A shares is consistent with the disclosure of other funds in the Nuveen Fund complex.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Previously, the Fund used the Dow Jones Moderately Aggressive U.S. Portfolio Index as a benchmark. Going forward, the Fund’s performance will be compared to the Morningstar Aggressive Target Risk Index because it more closely reflects the Fund’s investment universe.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Previously, the Fund used the Dow Jones Moderately Aggressive U.S. Portfolio Index as a benchmark. Going forward, the Fund’s performance will be compared to the Morningstar Aggressive Target Risk Index because it more closely reflects the Fund’s investment universe. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

		Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Nuveen Strategy Aggressive Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.34%	[4]
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	1,025
5 Years	rr_ExpenseExampleYear05	1,371
10 Years	rr_ExpenseExampleYear10	2,343
1 Year	rr_ExpenseExampleNoRedemptionYear01	704
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,025
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,371
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,343
2002	rr_AnnualReturn2002	(19.22%)	[5],[6]
2003	rr_AnnualReturn2003	29.34%	[5],[6]
2004	rr_AnnualReturn2004	12.19%	[5],[6]
2005	rr_AnnualReturn2005	8.85%	[5],[6]
2006	rr_AnnualReturn2006	14.38%	[5],[6]
2007	rr_AnnualReturn2007	10.49%	[5],[6]
2008	rr_AnnualReturn2008	(35.41%)	[5],[6]
2009	rr_AnnualReturn2009	29.89%	[5],[6]
2010	rr_AnnualReturn2010	13.29%	[5],[6]
2011	rr_AnnualReturn2011	(4.55%)	[5],[6]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.04%)
1 Year	rr_AverageAnnualReturnYear01	(10.03%)
5 Years	rr_AverageAnnualReturnYear05	(1.13%)
10 Years	rr_AverageAnnualReturnYear10	3.27%
Nuveen Strategy Aggressive Growth Allocation Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.09%	[4]
1 Year	rr_ExpenseExampleYear01	712
3 Years	rr_ExpenseExampleYear03	1,006
5 Years	rr_ExpenseExampleYear05	1,330
10 Years	rr_ExpenseExampleYear10	2,477
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	706
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,477
1 Year	rr_AverageAnnualReturnYear01	(10.02%)
5 Years	rr_AverageAnnualReturnYear05	(0.88%)
10 Years	rr_AverageAnnualReturnYear10	3.10%
Nuveen Strategy Aggressive Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.09%	[4]
1 Year	rr_ExpenseExampleYear01	212
3 Years	rr_ExpenseExampleYear03	706
5 Years	rr_ExpenseExampleYear05	1,230
10 Years	rr_ExpenseExampleYear10	2,665
1 Year	rr_ExpenseExampleNoRedemptionYear01	212
3 Years	rr_ExpenseExampleNoRedemptionYear03	706
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,665
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
5 Years	rr_AverageAnnualReturnYear05	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	3.11%
Nuveen Strategy Aggressive Growth Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.59%	[4]
1 Year	rr_ExpenseExampleYear01	162
3 Years	rr_ExpenseExampleYear03	554
5 Years	rr_ExpenseExampleYear05	974
10 Years	rr_ExpenseExampleYear10	2,146
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	554
5 Years	rr_ExpenseExampleNoRedemptionYear05	974
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,146
1 Year	rr_AverageAnnualReturnYear01	(4.77%)
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
10 Years	rr_AverageAnnualReturnYear10	3.68%
Nuveen Strategy Aggressive Growth Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.09%	[4]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	712
10 Years	rr_ExpenseExampleYear10	1,599
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	400
5 Years	rr_ExpenseExampleNoRedemptionYear05	712
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,599
1 Year	rr_AverageAnnualReturnYear01	(4.29%)
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	4.12%
Nuveen Strategy Aggressive Growth Allocation Fund | (return after taxes on distributions) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.24%)
5 Years	rr_AverageAnnualReturnYear05	(1.41%)
10 Years	rr_AverageAnnualReturnYear10	2.93%
Nuveen Strategy Aggressive Growth Allocation Fund | (return after taxes on distributions and sale of Fund shares) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.51%)
5 Years	rr_AverageAnnualReturnYear05	(1.03%)
10 Years	rr_AverageAnnualReturnYear10	2.69%
Nuveen Strategy Aggressive Growth Allocation Fund | Morningstar Aggressive Target Risk Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.80%)
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
10 Years	rr_AverageAnnualReturnYear10	3.68%
Nuveen Strategy Aggressive Growth Allocation Fund | Dow Jones Moderately Aggressive U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.45%
5 Years	rr_AverageAnnualReturnYear05	2.26%
10 Years	rr_AverageAnnualReturnYear10	5.19%
Nuveen Strategy Aggressive Growth Allocation Fund | Lipper Flexible Portfolio Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.24%)
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	4.47%

[1]	The contingent deferred sales charge ("CDSC") on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Other Expenses have been restated to reflect current contractual fees.
[4]	The Fund's investment adviser has contractually agreed to waive fees and/or reimburse other Fund expenses through January 31, 2014, so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R3 and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Fund's Board of Directors.
[5]	Class A year-to-date total return as of September 30, 2012 was 12.19%.
[6]	The Fund previously showed Annual Total Returns for Class R3. Going forward, the Fund will show Annual Total Returns for Class A because Class A shares now have a ten-year history, and showing Annual Total Returns for Class A shares is consistent with the disclosure of other funds in the Nuveen Fund complex.